Short-term Borrowings - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-term Borrowings [Abstract]
Covenant compliance	As at December 31, 2016, the Company was in compliance with all of its covenants contained in its credit facilities.
Interest on short-term borrowings	$ 7,561	$ 6,917	$ 13,340
Weighted average interest rate (including the margin)	2.65%	2.58%	2.99%
Available undrawn amount under short-term agreements	$ 857,110